UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-04894

__Franklin Managed Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)  (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: _3/31/14

Item 1. Reports to Stockholders.

MARCH 31, 2014

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Franklin Managed Trust

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BLEND

Franklin
Rising Dividends Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents
Shareholder Letter	1	Semiannual Report		Financial Statements	22
		Franklin Rising Dividends Fund	3	Notes to Financial Statements	26
		Performance Summary	8	Shareholder Information	35
		Your Fund’s Expenses	11
		Financial Highlights and
		Statement of Investments	13

Semiannual Report

Franklin Rising Dividends Fund

Your Fund’s Goal and Main Investments: Franklin Rising Dividends Fund seeks long-

term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

Under normal market conditions, the Fund invests at least 80% of its net assets in companies that have paid consistently rising dividends.

Performance data represent past
performance, which does not
guarantee future results.
Investment return and principal
value will fluctuate, and you may
have a gain or loss when you sell
your shares. Current performance
may differ from figures shown.
Please visit franklintempleton.com
or call (800) 342-5236 for most
recent month-end performance.

This semiannual report for Franklin Rising Dividends Fund covers the period ended March 31, 2014.

Performance Overview

For the six months under review, Franklin Rising Dividends Fund – Class A delivered a cumulative total return of +8.96%. In comparison, the Fund’s benchmark, the Standard & Poor’s 500 Index (S&P 500®), which is a broad measure of U.S. stock performance, generated a +12.51% total return.1, 2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 8.

Economic and Market Overview

The U.S. economy showed ongoing signs of recovery during the six-month period ended March 31, 2014, although abnormally cold weather suppressed some economic activity beginning in January. Strong consumer and business spending and rising inventories underpinned economic growth in the fourth quarter of 2013. Historically low mortgage rates and improving sentiment aided the housing market recovery, evidenced by solid home sales, rising home prices, low inventories and multi-year lows in new foreclosures. Manufacturing activity expanded during the six-month period despite a slowdown in early 2014 because of adverse weather. Retail sales for the period generally rose, especially toward the end of 2013, but missed expected levels in 2014. The unemployment rate declined to 6.7% in March from 7.2% in September 2013, and inflation remained well below the U.S. Federal Reserve Board’s (Fed’s) 2.0% target.3

In October 2013, the federal government temporarily shut down after Congress reached a budget impasse. However, Congress passed a spending bill in January to fund the federal government through September 2014. Congress then

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 16.

Semiannual Report | 3

approved suspension of the debt ceiling until March 2015. The Fed maintained its monthly bond purchases at $85 billion until January 2014, when it began reducing them, based on continued positive economic and employment data. Although economic data in early 2014 were soft resulting from severe winter weather, Fed Chair Janet Yellen kept the pace of asset-purchase tapering intact in the March meeting while saying the Fed might quicken the expected pace of the central bank’s rate-hike cycle and adopting a more qualitative approach to rate-hike guidance. Despite volatility in U.S. equity markets toward period-end arising from geopolitical risks in Ukraine, markets continued to advance as tensions eased.

Investor confidence grew as corporate profits rose and generally favorable economic data indicated continued recovery. However, brief sell-offs flared when markets reacted to the Fed’s statements, U.S. budget disputes, political instability in certain emerging markets and China’s slowing economy. U.S. stocks generated strong returns for the six months under review as the S&P 500 and Dow Jones Industrial Average reached all-time highs.4

Investment Strategy

We base our investment strategy on our belief that companies with consistently rising dividends should, over time, also experience stock price appreciation. We select portfolio securities based on several criteria. To be eligible for purchase, stocks generally will pass certain screens, such as consistent and substantial dividend increases, strong balance sheets, and relatively low price/earnings ratios. We seek fundamentally sound companies that meet our standards and attempt to acquire them at what we believe are attractive prices, often when they are out of favor with other investors.

Manager’s Discussion

During the six months under review, three holdings that helped absolute Fund performance were Pentair, Walgreen and Johnson & Johnson. Shares of Pentair, a manufacturer of water pumps and filtration systems, advanced in late 2013 after improved sales and earnings. The company finished 2013 with better-than-expected cost synergies from its 2012 merger with Tyco’s flow-control business, contributing to increased optimism for potential additional gains from the integration of the business. Pentair has had 37 consecutive years of dividend increases. Walgreen, a leading drug store operator, appeared to deliver on its promised focus on merger synergies and cost reduction, which may drive margin improvement. Walgreen has raised its dividend for the past 38 years. Johnson & Johnson, a diversified manufacturer of health care products, benefited from investor excitement around the fruition of its pharmaceutical

4 | Semiannual Report

pipeline. The company has launched a number of drugs since 2011, many of which have performed as expected or better. Although management has indicated it is unlikely to break up the company, there may be investor anticipation about a possible separation of its medical devices and pharmaceutical businesses, based on similar actions taken by competitors. Johnson & Johnson has raised its dividend for 51 consecutive years.

Detractors from absolute Fund performance included Family Dollar Stores, Target and Brady. Shares of Family Dollar Stores, a large discount retailer, declined following consistently disappointing sales and earnings growth, particularly in its first quarter 2014 earnings report. The departure of the company’s president and chief operating officer created uncertainty about how the company could resuscitate sales growth in its discretionary products business. Rumors and anticipation of the company’s potential merger with a key competitor, some of which may have subsided, also resulted in stock price volatility. The company has raised its dividend for the past 38 years. Target, a mass-market discount retailer with 42 years of consecutive dividend increases, announced a breach of confidential customer data in late 2013. Concerns about the potential impact on customer traffic and sales growth and the cost of corrective measures caused the company’s stock price to decline. We believe the impact of the data breach is manageable, and that Target’s core U.S. business could start to experience an increase in 2014 sales growth, helped by renewed management focus and improved economic conditions. Brady, a manufacturer of industrial identification solutions, experienced lower earnings resulting from plans to divest its Asian die cut business. The company also incurred higher expenses from restructuring to focus on its identification solutions and workplace safety businesses. Brady has 28 years of dividend increases.

We initiated new positions in Schlumberger, an oilfield services company; DENTSPLY International, a dental health care products manufacturer; and United Parcel Service, the world’s largest package delivery company, all of which have long histories of dividend increases; as well as Microsoft, a global software and services provider; and Texas Instruments, a designer and manufacturer of semiconductors and related products, each of which has 10 years of consecutive dividend increases. We also made additions to Bunge (13 years), a global agribusiness and food company; Ross Stores (20 years), a discount retail apparel and home accessories store operator; General Dynamics (17 years), an aerospace and defense company; and the aforementioned Target and Family Dollar Stores, and we made smaller additions to other positions. Although no holdings were liquidated during the period, we reduced our position in Hill-Rom Holdings.

Top 10 Equity Holdings
3/31/14

Company	% of Total
Sector/Industry	Net Assets
Pentair Ltd.	3.9%
Machinery
Johnson & Johnson	3.7%
Pharmaceuticals, Biotechnology &
Life Sciences
Roper Industries Inc.	3.1%
Electrical Equipment
Air Products and Chemicals Inc.	3.1%
Materials
Praxair Inc.	3.1%
Materials
Chevron Corp.	3.0%
Energy
International Business Machines Corp.	3.0%
Software & Services
United Technologies Corp.	2.9%
Aerospace & Defense
Medtronic Inc.	2.9%
Health Care Equipment & Services
Johnson Controls Inc.	2.7%
Automobiles & Components

Semiannual Report | 5

Our 10 largest positions on March 31, 2014, represented 31.4% of the Fund’s total net assets. It is interesting to note how these 10 companies would, in aggregate, respond to the Fund’s screening criteria based on a simple average of statistical measures. On average, these 10 companies have raised their dividends 27 years in a row and by 258% over the past 10 years. Their most recent year-over-year dividend increases averaged 11.2% with a dividend yield of 2.0% on March 31, 2014, and a dividend payout ratio of 32.2%, based on estimates of calendar year 2014 operating earnings. Their average price/earnings ratio was 16.7 times 2014 estimates versus 16.0 for that of the unmanaged S&P 500.

Thank you for your continued participation in Franklin Rising Dividends Fund.

We look forward to continuing to serve your investment needs.

Donald G. Taylor, CPA
Lead Portfolio Manager

Nicholas Getaz, CFA
Bruce C. Baughman, CPA
William J. Lippman

Portfolio Management Team
Franklin Rising Dividends Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

Effective February 1, 2014, Nicholas Getaz assumed portfolio manager responsibilities for the Fund. He joined Franklin Templeton as a research analyst with Franklin Equity Group in 2011. Prior to joining Franklin Templeton, Mr. Getaz worked as a research analyst with Goldman Sachs Asset Management, conducting bottom-up, fundamental research into companies in the industrials, transportation, energy and materials sectors. Mr. Getaz’s previous experience included research across the market capitalization spectrum for U.S. domestic and global portfolios. He is a Chartered Financial Analyst (CFA) Charterholder.

The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

2. S&P 500: Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of S&P U.S. Index data in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of S&P U.S. Index data.

3. Source: Bureau of Labor Statistics.

4. Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of S&P Dow Jones Indices in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of S&P Dow Jones Indices.

Semiannual Report | 7

Performance Summary as of 3/31/14

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

	Net Asset Value
	Share Class	3/31/14	9/30/13		Change
	A (FRDPX)	$49.02	$45.46	+$	3.56
	C (FRDTX)	$48.26	$44.62	+$	3.64
	R (FRDRX)	$48.87	$45.26	+$	3.61
	R6 (FRISX )	$48.98	$45.50	+$	3.48
	Advisor (FRDAX)	$48.98	$45.48	+$	3.50

	Distributions
	Share Class	Dividend Income
A	(10/1/13–3/31/14)	$0.4964
C	(10/1/13–3/31/14)	$0.1635
R	(10/1/13–3/31/14)	$0.3693
R6	(10/1/13–3/31/14)	$0.6783
	Advisor (10/1/13–3/31/14)	$0.6107

8 | Semiannual Report

Performance Summary (continued)

Performance as of 3/31/141

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges.

Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

		Cumulative		Average Annual	Value of $10,000	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]	Investment[4]	(with waiver)	(without waiver)
A						0.94%	0.95%
6-Month	+	8.96%	+	2.70%	$10,270
1-Year	+	17.79%	+	11.01%	$11,101
5-Year	+	147.80%	+	18.49%	$23,358
10-Year	+	97.75%	+	6.42%	$18,636
C						1.69%	1.70%
6-Month	+	8.53%	+	7.53%	$10,753
1-Year	+	16.89%	+	15.89%	$11,589
5-Year	+	138.71%	+	19.01%	$23,871
10-Year	+	83.78%	+	6.27%	$18,378
R						1.19%	1.20%
6-Month	+	8.82%	+	8.82%	$10,882
1-Year	+	17.49%	+	17.49%	$11,749
5-Year	+	144.73%	+	19.60%	$24,473
10-Year	+	93.22%	+	6.81%	$19,322
R6						0.54%	0.55%
6-Month	+	9.18%	+	9.18%	$10,918
Since Inception (5/1/13)[6]	+	18.09%	+	18.09%	$11,809
Advisor[7]						0.69%	0.70%
6-Month	+	9.08%	+	9.08%	$10,908
1-Year	+	18.09%	+	18.09%	$11,809
5-Year	+	150.92%	+	20.20%	$25,092
10-Year	+	102.04%	+	7.29%	$20,204

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 9

Performance Summary (continued)

All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve heightened risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Since Class R6 shares have existed for less than one year, performance is shown for the period since inception and is not annualized.
7. Effective 10/3/05, the Fund began offering Advisor class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/3/05, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for peri-
ods after 10/3/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/3/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +93.23% and +8.07%.

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 10/1/13	Value 3/31/14	Period* 10/1/13–3/31/14
A
Actual	$1,000	$1,089.60	$4.64
Hypothetical (5% return before expenses)	$1,000	$1,020.49	$4.48
C
Actual	$1,000	$1,085.30	$8.53
Hypothetical (5% return before expenses)	$1,000	$1,016.75	$8.25
R
Actual	$1,000	$1,088.20	$5.94
Hypothetical (5% return before expenses)	$1,000	$1,019.25	$5.74
R6
Actual	$1,000	$1,091.80	$2.66
Hypothetical (5% return before expenses)	$1,000	$1,022.39	$2.57
Advisor
Actual	$1,000	$1,090.80	$3.34
Hypothetical (5% return before expenses)	$1,000	$1,021.74	$3.23

*Expenses are calculated using the most recent six-month expense ratio, net of expenses waivers, annualized for each class (A: 0.89%; C: 1.64%; R: 1.14%; R6: 0.51%; and Advisor: 0.64%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

12 | Semiannual Report

Franklin Managed Trust

Financial Highlights

Franklin Rising Dividends Fund
	Six Months Ended
	March 31, 2014		Year Ended September 30,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$45.46	$37.86	$31.39	$30.92	$26.72	$29.08
Income from investment operations[a]:
Net investment income[b]	0.27	0.54	0.52	0.48	0.38	0.16 [c]
Net realized and unrealized gains (losses)	3.79	7.61	6.36	0.36	3.94	(2.01)
Total from investment operations	4.06	8.15	6.88	0.84	4.32	(1.85)
Less distributions from net investment
income	(0.50)	(0.55)	(0.41)	(0.37)	(0.12)	(0.51)
Net asset value, end of period	$49.02	$45.46	$37.86	$31.39	$30.92	$26.72

Total return[d]	8.96%	21.86%	22.02%	2.74%	16.23%	(5.90)%
Ratios to average net assets[e]
Expenses	0.89%[f]	0.93%	0.96%	0.99%	1.05%	1.13%[g]
Net investment income	1.13%	1.30%	1.44%	1.42%	1.32%	0.69%[c]
Supplemental data
Net assets, end of period (000’s)	$10,423,458	$8,795,238	$5,777,197	$3,386,930	$2,043,971	$1,366,352
Portfolio turnover rate	0.11%	0.70%	2.77%	4.04%	5.65%	22.61%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $(0.24) per share as a return of capital adjustment to a previously recorded special dividend received by the Fund.
Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.72%.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods of less than one year.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Franklin Managed Trust

Financial Highlights (continued)

Franklin Rising Dividends Fund
	Six Months Ended
	March 31, 2014		Year Ended September 30,
Class C	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$44.62	$37.20	$30.87	$30.46	$26.41	$28.64
Income from investment operations[a]:
Net investment income (loss)[b]	0.09	0.23	0.24	0.22	0.16	(0.01)[c]
Net realized and unrealized gains (losses)	3.71	7.49	6.28	0.38	3.89	(1.94)
Total from investment operations	3.80	7.72	6.52	0.60	4.05	(1.95)
Less distributions from net investment income	(0.16)	(0.30)	(0.19)	(0.19)	—	(0.28)
Net asset value, end of period	$48.26	$44.62	$37.20	$30.87	$30.46	$26.41

Total return[d]	8.53%	20.93%	21.13%	1.98%	15.34%	(6.59)%
Ratios to average net assets[e]
Expenses	1.64%[f]	1.68%	1.71%	1.74%	1.80%	1.88%[g]
Net investment income (loss)	0.38%	0.55%	0.69%	0.67%	0.57%	(0.06)%[c]
Supplemental data
Net assets, end of period (000’s)	$2,694,237	$2,261,420	$1,410,361	$806,172	$471,028	$342,627
Portfolio turnover rate	0.11%	0.70%	2.77%	4.04%	5.65%	22.61%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $(0.24) per share as a return of capital adjustment to a previously recorded special dividend received by the Fund.
Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 0.97%.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Managed Trust

Financial Highlights (continued)

Franklin Rising Dividends Fund
	Six Months Ended
	March 31, 2014		Year Ended September 30,
Class R	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$45.26	$37.72	$31.29	$30.82	$26.64	$28.96
Income from investment operations[a]:
Net investment income[b]	0.21	0.44	0.43	0.39	0.31	0.10 [c]
Net realized and unrealized gains (losses)	3.77	7.58	6.34	0.38	3.94	(2.00)
Total from investment operations	3.98	8.02	6.77	0.77	4.25	(1.90)
Less distributions from net investment income	(0.37)	(0.48)	(0.34)	(0.30)	(0.07)	(0.42)
Net asset value, end of period	$48.87	$45.26	$37.72	$31.29	$30.82	$26.64

Total return[d]	8.82%	21.55%	21.74%	2.47%	15.97%	(6.18)%
Ratios to average net assets[e]
Expenses	1.14%[f]	1.18%	1.21%	1.24%	1.30%	1.38%[g]
Net investment income	0.88%	1.05%	1.19%	1.17%	1.07%	0.44%[c]
Supplemental data
Net assets, end of period (000’s)	$337,411	$277,758	$179,509	$80,959	$45,876	$33,179
Portfolio turnover rate	0.11%	0.70%	2.77%	4.04%	5.65%	22.61%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $(0.24) per share as a return of capital adjustment to a previously recorded special dividend received by the Fund.
Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.47%.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Managed Trust

Financial Highlights (continued)

Franklin Rising Dividends Fund
	Six Months Ended
	March 31, 2014	Period Ended
Class R6	(unaudited)	September 30, 2013[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$45.50	$42.07
Income from investment operations[b]:
Net investment income[c]	0.36	0.30
Net realized and unrealized gains (losses)	3.80	3.13
Total from investment operations	4.16	3.43
Less distributions from net investment income	(0.68)	—
Net asset value, end of period	$48.98	$45.50

Total return[d]	9.18%	8.15%
Ratios to average net assets[e]
Expenses	0.51%[f]	0.53%
Net investment income	1.51%	1.70%
Supplemental data
Net assets, end of period (000’s)	$585,004	$497,875
Portfolio turnover rate	0.11%	0.70%

aFor the period May 1, 2013 (effective date) to September 30, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Managed Trust

Financial Highlights (continued)

Franklin Rising Dividends Fund
	Six Months Ended
	March 31, 2014		Year Ended September 30,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$45.48	$37.87	$31.39	$30.89	$26.68	$29.07
Income from investment operations[a]:
Net investment income[b]	0.33	0.65	0.61	0.55	0.45	0.23 [c]
Net realized and unrealized gains (losses)	3.78	7.60	6.35	0.38	3.94	(2.03)
Total from investment operations	4.11	8.25	6.96	0.93	4.39	(1.80)
Less distributions from net investment income	(0.61)	(0.64)	(0.48)	(0.43)	(0.18)	(0.59)
Net asset value, end of period	$48.98	$45.48	$37.87	$31.39	$30.89	$26.68

Total return[d]	9.08%	22.16%	22.36%	2.97%	16.57%	(5.66)%
Ratios to average net assets[e]
Expenses	0.64%[f]	0.68%	0.71%	0.74%	0.80%	0.88%[g]
Net investment income	1.38%	1.55%	1.69%	1.67%	1.57%	0.94%[c]
Supplemental data
Net assets, end of period (000’s)	$1,703,160	$1,292,847	$1,233,135	$571,399	$137,549	$61,307
Portfolio turnover rate	0.11%	0.70%	2.77%	4.04%	5.65%	22.61%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $(0.24) per share as a return of capital adjustment to a previously recorded special dividend received by the Fund.
Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.97%.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Franklin Managed Trust

Statement of Investments, March 31, 2014 (unaudited)

Franklin Rising Dividends Fund	Shares	Value
Common Stocks 93.6%
Aerospace & Defense 6.4%
General Dynamics Corp.	1,702,000	$185,381,841
Honeywell International Inc.	3,918,400	363,470,784
United Technologies Corp.	3,957,174	462,356,210
		1,011,208,835

Automobiles & Components 2.7%
Johnson Controls Inc.	9,151,111	433,030,573

Commercial & Professional Services 0.8%
ABM Industries Inc.	1,145,249	32,914,456
Cintas Corp.	1,484,100	88,467,201
		121,381,657

Consumer Durables & Apparel 1.4%
[a]Kid Brands Inc.	594,253	207,988
Leggett & Platt Inc.	1,097,590	35,825,338
NIKE Inc., B	2,369,000	174,974,340
Superior Uniform Group Inc.	219,200	3,215,664
		214,223,330

Consumer Services 2.9%
Hillenbrand Inc.	1,366,700	44,185,411
[b]Matthews International Corp., A	2,133,910	87,084,867
McDonald’s Corp.	3,334,654	326,896,132
		458,166,410

Diversified Financials 0.2%
State Street Corp.	424,000	29,489,200

Electrical Equipment 3.5%
Brady Corp., A	2,534,825	68,820,499
Roper Industries Inc.	3,645,509	486,711,906
		555,532,405

Energy 8.3%
Chevron Corp.	4,014,100	477,316,631
Exxon Mobil Corp.	3,390,700	331,203,576
Occidental Petroleum Corp.	3,572,000	340,375,880
Schlumberger Ltd.	1,646,000	160,485,000
		1,309,381,087

Food & Staples Retailing 4.6%
Wal-Mart Stores Inc.	4,492,864	343,389,595
Walgreen Co.	5,682,452	375,212,306
		718,601,901

18 | Semiannual Report

Franklin Managed Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Franklin Rising Dividends Fund	Shares	Value
Common Stocks (continued)
Food, Beverage & Tobacco 8.0%
Archer-Daniels-Midland Co.	8,503,400	$368,962,526
Bunge Ltd.	4,781,722	380,194,716
McCormick & Co. Inc.	2,276,400	163,308,936
PepsiCo Inc.	4,148,300	346,383,050
		1,258,849,228

Health Care Equipment & Services 11.0%
Abbott Laboratories	3,883,000	149,534,330
Becton, Dickinson and Co.	3,163,516	370,384,453
DENTSPLY International Inc.	1,595,000	73,433,800
Hill-Rom Holdings Inc.	702,900	27,089,766
Medtronic Inc.	7,291,000	448,688,140
Stryker Corp.	4,804,727	391,441,109
Teleflex Inc.	1,188,653	127,471,148
West Pharmaceutical Services Inc.	3,141,600	138,387,480
		1,726,430,226

Household & Personal Products 4.0%
Colgate-Palmolive Co.	3,829,210	248,400,852
The Procter & Gamble Co.	4,678,888	377,118,373
		625,519,225

Industrial Conglomerates 0.2%
Carlisle Cos. Inc.	322,529	25,589,451

Insurance 2.5%
Aflac Inc.	1,253,410	79,014,967
Arthur J. Gallagher & Co.	874,700	41,618,226
The Chubb Corp.	430,000	38,399,000
Erie Indemnity Co., A	1,733,082	120,899,800
Mercury General Corp.	290,519	13,096,597
Old Republic International Corp.	4,380,950	71,847,580
RLI Corp.	852,718	37,724,244
		402,600,414

Machinery 6.8%
Donaldson Co. Inc.	1,012,104	42,913,210
Dover Corp.	5,048,800	412,739,400
Pentair Ltd.	7,712,000	611,870,080
		1,067,522,690

Materials 10.1%
Air Products and Chemicals Inc.	4,055,458	482,761,720
[b]Albemarle Corp.	5,703,025	378,794,921
Bemis Co. Inc.	1,516,389	59,503,104
Ecolab Inc.	1,323,172	142,889,344

Semiannual Report | 19

Franklin Managed Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Franklin Rising Dividends Fund	Shares	Value
Common Stocks (continued)
Materials (continued)
Nucor Corp.	958,400	$48,437,536
Praxair Inc.	3,680,935	482,092,057
		1,594,478,682
Media 1.4%
[b]John Wiley & Sons Inc., A	3,727,707	214,865,031
Pharmaceuticals, Biotechnology & Life Sciences 5.3%
AbbVie Inc.	2,916,000	149,882,400
Johnson & Johnson	5,939,800	583,466,554
Pfizer Inc.	3,083,800	99,051,656
		832,400,610
Retailing 5.5%
Family Dollar Stores Inc.	5,375,383	311,825,968
Ross Stores Inc.	2,946,000	210,786,300
Target Corp.	5,666,000	342,849,660
		865,461,928
Semiconductors & Semiconductor Equipment 0.4%
Cohu Inc.	68,100	731,394
Texas Instruments Inc.	1,440,800	67,933,720
		68,665,114
Software & Services 3.9%
International Business Machines Corp.	2,465,600	474,603,344
Microsoft Corp.	3,278,200	134,373,418
		608,976,762
Technology Hardware & Equipment 3.0%
[a]Knowles Corp.	2,524,400	79,695,308
QUALCOMM Inc.	4,914,600	387,565,356
		467,260,664
Trading Companies & Distributors 0.0%†
W.W. Grainger Inc.	22,500	5,684,850
Transportation 0.7%
United Parcel Service Inc., B	1,189,000	115,784,820
Total Common Stocks (Cost $10,270,643,848)		14,731,105,093

20 | Semiannual Report

Franklin Managed Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Franklin Rising Dividends Fund	Shares	Value
Short Term Investments (Cost $1,017,615,369) 6.4%
Money Market Funds 6.4%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	1,017,615,369	$1,017,615,369

Total Investments (Cost $11,288,259,217) 100.0%		15,748,720,462
Other Assets, less Liabilities (0.0)%†		(5,449,627)

Net Assets 100.0%		$15,743,270,835

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 7 regarding holdings of 5% voting securities.
cSee Note 3(f) regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Franklin Managed Trust

Financial Statements

Statement of Assets and Liabilities
March 31, 2014 (unaudited)

Franklin Rising
Dividends Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$9,724,955,576
Cost - Non-controlled affiliated issuers (Note 7)	545,688,272
Cost - Sweep Money Fund (Note 3f)	1,017,615,369
Total cost of investments	$11,288,259,217
Value - Unaffiliated issuers	$14,050,360,274
Value - Non-controlled affiliated issuers (Note 7)	680,744,819
Value - Sweep Money Fund (Note 3f)	1,017,615,369
Total value of investments	15,748,720,462
Cash	134,694
Receivables:
Capital shares sold	38,842,439
Dividends	18,012,143
Other assets	9,555
Total assets	15,805,719,293
Liabilities:
Payables:
Investment securities purchased	19,949,033
Capital shares redeemed	25,113,169
Management fees	6,520,954
Distribution fees	8,557,767
Transfer agent fees	2,059,896
Accrued expenses and other liabilities	247,639
Total liabilities	62,448,458
Net assets, at value	$15,743,270,835
Net assets consist of:
Paid-in capital	$11,283,635,206
Undistributed net investment income	15,208,917
Net unrealized appreciation (depreciation)	4,460,461,245
Accumulated net realized gain (loss)	(16,034,533)
Net assets, at value	$15,743,270,835

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Managed Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
March 31, 2014 (unaudited)

Franklin Rising
Dividends Fund
Class A:
Net assets, at value	$10,423,457,576
Shares outstanding	212,636,213
Net asset value per share[a]	$49.02
Maximum offering price per share (net asset value per share ÷ 94.25%)	$52.01
Class C:
Net assets, at value	$2,694,237,180
Shares outstanding	55,825,080
Net asset value and maximum offering price per share[a]	$48.26
Class R:
Net assets, at value	$337,411,462
Shares outstanding	6,904,356
Net asset value and maximum offering price per share	$48.87
Class R6:
Net assets, at value	$585,004,240
Shares outstanding	11,944,915
Net asset value and maximum offering price per share	$48.98
Advisor Class:
Net assets, at value	$1,703,160,377
Shares outstanding	34,770,615
Net asset value and maximum offering price per share	$48.98

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Franklin Managed Trust

Financial Statements (continued)

Statement of Operations
for the six months ended March 31, 2014 (unaudited)

Franklin Rising
Dividends Fund
Investment income:
Dividends:
Unaffiliated issuers	$142,140,559
Non-controlled affiliated issuers (Note 7)	5,078,469
Total investment income	147,219,028
Expenses:
Management fees (Note 3a)	36,711,701
Distribution fees: (Note 3c)
Class A	12,188,900
Class C	12,533,143
Class R	757,908
Transfer agent fees: (Note 3e)
Class A	6,107,863
Class C	1,570,070
Class R	189,979
Class R6	319
Advisor Class	962,302
Custodian fees (Note 4)	56,166
Reports to shareholders	535,367
Registration and filing fees	242,281
Professional fees	54,464
Trustees’ fees and expenses	215,987
Other	77,168
Total expenses	72,203,618
Expense reductions (Note 4)	(13)
Expenses waived/paid by affiliates (Note 3f)	(467,376)
Net expenses	71,736,229
Net investment income	75,482,799
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	138,712
Net change in unrealized appreciation (depreciation) on investments	1,147,700,243
Net realized and unrealized gain (loss)	1,147,838,955
Net increase (decrease) in net assets resulting from operations	$1,223,321,754

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Managed Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Rising Dividends Fund
	Six Months Ended
	March 31, 2014	Year Ended
	(unaudited)	September 30, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$75,482,799	$126,449,412
Net realized gain (loss) from investments	138,712	14,324,507
Net change in unrealized appreciation (depreciation) on investments	1,147,700,243	1,875,807,110
Net increase (decrease) in net assets resulting from operations	1,223,321,754	2,016,581,029
Distributions to shareholders from:
Net investment income:
Class A	(101,111,518)	(85,230,833)
Class C	(8,683,697)	(11,527,327)
Class R	(2,346,834)	(2,383,593)
Class R6	(7,551,788)	—
Advisor Class	(19,506,402)	(20,785,888)
Total distributions to shareholders	(139,200,239)	(119,927,641)
Capital share transactions: (Note 2)
Class A	907,135,254	1,740,016,368
Class B	—	(13,161,217)
Class C	239,985,157	539,811,291
Class R	36,815,815	56,208,067
Class R6	48,451,478	460,272,727
Advisor Class	301,622,113	(167,677,646)
Total capital share transactions	1,534,009,817	2,615,469,590
Net increase (decrease) in net assets	2,618,131,332	4,512,122,978
Net assets:
Beginning of period	13,125,139,503	8,613,016,525
End of period	$15,743,270,835	$13,125,139,503
Undistributed net investment income included in net assets:
End of period	$15,208,917	$78,926,357

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

Franklin Managed Trust

Notes to Financial Statements (unaudited)

Franklin Rising Dividends Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one fund, the Franklin Rising Dividends Fund (Fund). The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the

26 | Semiannual Report

Franklin Managed Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of March 31, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Semiannual Report | 27

Franklin Managed Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At March 31, 2014, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	March 31, 2014		September 30, 2013
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	33,551,458	$1,590,406,285	68,106,182	$2,864,407,432
Shares issued in reinvestment of
distributions	1,965,782	93,718,018	2,152,713	80,188,575
Shares redeemed	(16,353,645)	(776,989,049)	(29,365,694)	(1,204,579,639)
Net increase (decrease)	19,163,595	$907,135,254	40,893,201	$1,740,016,368
Class B Shares[a]:
Shares sold			3,603	$136,674
Shares redeemed			(343,671)	(13,297,891)
Net increase (decrease)			(340,068)	$(13,161,217)
Class C Shares:
Shares sold	8,685,560	$405,580,220	19,163,359	$799,333,025
Shares issued in reinvestment of
distributions	160,775	7,548,635	270,064	9,935,656
Shares redeemed	(3,706,243)	(173,143,698)	(6,664,332)	(269,457,390)
Net increase (decrease)	5,140,092	$239,985,157	12,769,091	$539,811,291

28 | Semiannual Report

Franklin Managed Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended		Year Ended
	March 31, 2014		September 30, 2013
	Shares	Amount	Shares	Amount
Class R Shares:
Shares sold	1,608,107	$76,649,207	2,994,298	$123,054,455
Shares issued in reinvestment of
distributions	46,210	2,196,665	60,674	2,254,636
Shares redeemed	(887,196)	(42,030,057)	(1,676,388)	(69,101,024)
Net increase (decrease)	767,121	$36,815,815	1,378,584	$56,208,067
Class R6 Shares[b]:
Shares sold[c]	1,261,293	$60,881,761	11,146,010	$469,383,916
Shares issued in reinvestment of
distributions	158,606	7,551,788	—	—
Shares redeemed	(416,122)	(19,982,071)	(204,872)	(9,111,189)
Net increase (decrease)	1,003,777	$48,451,478	10,941,138	$460,272,727
Advisor Class Shares:
Shares sold	10,819,522	$514,602,301	13,181,564	$552,595,742
Shares issued in reinvestment of
distributions	354,359	16,876,181	506,692	18,843,870
Shares redeemed[c]	(4,832,092)	(229,856,369)	(17,823,004)	(739,117,258)
Net increase (decrease)	6,341,789	$301,622,113	(4,134,748)	$(167,677,646)

aEffective March 22, 2013, all Class B shares were converted to Class A.
bFor the period May 1, 2013 (effective date) to September 30, 2013.
cEffective May 1, 2013, a portion of Advisor Class shares were exchanged into Class R6.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisory Services, LLC (Advisory Services)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Semiannual Report | 29

Franklin Managed Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.625%	Over $500 million, up to and including $1 billion
0.500%	Over $1 billion, up to and including $5 billion
0.490%	Over $5 billion, up to and including $10 billion
0.480%	In excess of $10 billion

b. Administrative Fees

Under an agreement with Advisory Services, FT Services provides administrative services to the Fund. The fee is paid by Advisory Services based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

30 | Semiannual Report

Franklin Managed Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$4,550,172
CDSC retained	$191,760

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended March 31, 2014, the Fund paid transfer agent fees of $8,830,533, of which $3,551,908 was retained by Investor Services.

f. Investment in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until January 31, 2015. There were no transfer agent fees waived during the period ended March 31, 2014.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended March 31, 2014, the custodian fees were reduced as noted in the Statement of Operations.

Semiannual Report | 31

Franklin Managed Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Fund

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At September 30, 2013, the Fund had capital loss carryforwards of $16,007,007 expiring in 2017.

At March 31, 2014, the cost of investments, net unrealized appreciation (depreciation), for income tax purposes were as follows:

Cost of investments	$11,288,425,455

Unrealized appreciation	$4,520,905,673
Unrealized depreciation	(60,610,666)
Net unrealized appreciation (depreciation)	$4,460,295,007

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2014, aggregated $1,370,484,846 and $15,301,129, respectively.

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended March 31, 2014, were as shown below.

	Number of			Number of			Realized
	Shares Held			Shares Held	Value		Capital
	at Beginning	Gross	Gross	at End	at End	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)
Non-Controlled Affiliates
Albemarle Corp.	5,283,025	420,000	—	5,703,025	$378,794,921	$2,836,258	$—
John Wiley & Sons Inc., A	3,387,309	340,398	—	3,727,707	214,865,031	1,831,983	—
Matthews International Corp., A	1,680,602	453,308	—	2,133,910	87,084,867	410,228	—
Total Affiliated Securities (Value is 4.32% of Net Assets)					$680,744,819	$5,078,469	$—

32 | Semiannual Report

Franklin Managed Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Fund

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended March 31, 2014, the Fund did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2014, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

Semiannual Report | 33

Franklin Managed Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Fund

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

34 | Semiannual Report

Franklin Managed Trust

Shareholder Information

Franklin Rising Dividends Fund

Board Review of Investment Management Agreement

At a meeting held February 25, 2014, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Franklin Rising Dividends Fund (Fund). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, risk control, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other

Semiannual Report | 35

Franklin Managed Trust

Shareholder Information (continued)

Franklin Rising Dividends Fund

Board Review of Investment Management Agreement (continued)

management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years, and that those operations in the New York/New Jersey area ran smoothly during the period of the 2012 Hurricane Sandy. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report on the efficiency of its trading operations by an independent portfolio trading analytical firm, which also covered foreign exchange transactions. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. In this respect, the Board, after making inquiries of management, received assurances that bonus composition was not unduly influenced by one-year or short-term performance but was based primarily on longer periods consistent with the interests of long-term shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures including expanded collateralization requirements. It was noted that the Fund did not currently invest in derivatives or other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with the Fund’s portfolio management team at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund

36 | Semiannual Report

Franklin Managed Trust

Shareholder Information (continued)

Franklin Rising Dividends Fund

Board Review of Investment Management Agreement (continued)

showed the investment performance of its Class A shares during 2013 and the previous 10 years ended December 31, 2013, in comparison to a performance universe consisting of the Fund and all retail and institutional multi-cap core funds as selected by Lipper. The Lipper report showed the Fund’s total return during 2013 to be in the second-lowest performing quintile of its performance universe, and on an annualized basis to be in the second-highest performing quintile of such universe for the previous three-year period, the second-lowest performing quintile for the previous five-year period, and the middle performing quintile for the previous 10-year period. In finding such overall comparative investment performance to be acceptable, the Board noted that the Fund was being managed in accordance with its mandate of adhering to specific investment criteria, including investing in companies that have had consistent and substantial dividend increases, and observed that total return for 2013 as shown in the Lipper report exceeded 29%. The Board also noted that another experienced analyst had been hired to support the Fund.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that both the Fund’s contractual investment management fee rate and its actual total expense ratio were in the least expensive quintile of its Lipper expense group. The Board was satisfied with the management fee rate and total expense ratio of the Fund in comparison to its Lipper expense group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2013, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various

Semiannual Report | 37

Franklin Managed Trust

Shareholder Information (continued)

Franklin Rising Dividends Fund

Board Review of Investment Management Agreement (continued)

allocation methodologies may be reasonable while producing different results. In this respect, the Board noted that while management continuously makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, an independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund’s investment management agreement provides an initial fee of 0.75% on the first $500 million of Fund net assets; 0.625% on the next $500 million of Fund net assets; 0.50% on Fund net assets in excess of $1 billion; 0.49% on Fund net assets in excess of $5 billion, and 0.48% on Fund net assets in excess of $10 billion. At December 31, 2013, the Fund’s net assets were approximately $15.1 billion. The Board observed that the year-end asset size of the Fund

38 | Semiannual Report

Franklin Managed Trust

Shareholder Information (continued)

Franklin Rising Dividends Fund

Board Review of Investment Management Agreement (continued)

extended beyond the existing breakpoints. In discussing additional breakpoints for such Fund, management expressed the view that its fee structure reaches a relatively low rate quickly anticipating economies of scale as assets increase and pointed out the Fund’s favorable contractual management fee and total expense comparison within its Lipper expense group as previously discussed under “Comparative Expenses.” The Board also noted economies of scale are realized from asset growth in excess of a fund’s last breakpoint since this results in an overall lower management fee rate. While intending to monitor future growth of the Fund, the Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement for the Fund provides a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 39

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VALUE | **BLEND** | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON
INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

FRANKLIN RISING DIVIDENDS FUND

Investment Manager
Franklin Advisory Services, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2014 Franklin Templeton Investments. All rights reserved.

158 S 05/14

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                   N/A

Item 5. Audit Committee of Listed Registrants.                    N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                    N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                   N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 27, 2014

By /s/ Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and Chief Accounting Officer

Date  May 27, 2014